Schedule of Provision for Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Loss before income taxes	$ (14,143)	$ (182,782)
Federal and provincial statutory rates	24.00%	24.00%
Tax at statutory rates	$ (3,394)	$ (43,868)
Adjusted for the effect of:
Non-deductible expenses	1,146	1,162
Non-taxable capital gains	(379)	(257)
Impact of foreign tax rates	(2,559)	(1,474)
Withholding taxes	1,026	937
Taxes related to prior years	1,718	(1,467)
Tax assets not recognized	22,592	37,924
Other		1,647
Income taxes	$ 20,150	$ (5,396)